Paul, Hastings, Janofsky & Walker LLP

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San Francisco, CA 94105-3441

telephone (415) 856-7000

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www.paulhastings.com

(415) 856-7007 davidhearth@paulhastings.com

February 19, 2010	27228.00043

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan West Funds (File Nos. 333-18737 and 811-07989)

Definitive Proxy Materials

Ladies and Gentlemen:

On behalf of Metropolitan West Funds (the “Trust”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing the definitive proxy statement and form of proxy to be furnished to shareholders in connection with the Special Meeting of Shareholders of each mutual fund that is a series of the Trust to be held on March 31, 2010, subject to any adjournments.

The preliminary proxy materials were filed on February 3, 2010 (accession number 0001193125-10-020712), and it was not necessary to make changes in response to comments made by the Commission staff. Other changes were made in order to supply missing information and to make other non-material updates.

It is anticipated that the proxy materials will be sent to shareholders on or about February 19, 2010.

Please contact the undersigned at the number above with any comments or questions.

Very truly yours,

/s/ David A. Hearth
David A. Hearth
of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure